INCOME AND EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Research & development costs
Wages and benefits	$ (5,519,763)	$ (3,232,758)	$ (1,726,207)
Payroll taxes on stock compensation benefits	(183,373)	(49,118)	0
Depreciation of property, plant and equipment	(683,678)	(113,224)	(147,069)
Amortization of patents	(768,128)	0	0
Amortization of right-of-use assets	(710,678)	(427,666)	(156,204)
Other operating expenses	(4,883,353)	(4,889,844)	(3,571,173)
Research & development costs	(12,748,973)	(8,712,610)	(5,600,653)
Corporate and administrative expenses
Wages and benefits	(4,956,272)	(2,047,386)	(1,637,848)
Payroll taxes on stock compensation benefits	(994,640)	(160,058)	0
Other operating expenses	(4,735,464)	(2,308,949)	(2,352,824)
Corporate and administrative expenses	(10,686,376)	(4,516,393)	(3,990,672)
Employee benefits expense
Salaries, wages and benefits	(14,830,183)	(8,831,195)	(5,657,464)
Share-based payment expenses	(9,568,191)	(3,791,541)	(2,589,413)
Employee benefits expense	(24,398,374)	(12,622,736)	(8,246,877)
Finance income
Interest income	2,203,220	546,029	139,697
Net foreign exchange gain	1,347,413	0	354,772
Finance income	3,550,633	546,029	494,469
Finance costs
Interest expense	(279,541)	(122,736)	(88,138)
Net foreign exchange loss	0	(48,588)	0
Other finance costs	(26,709)	(15,795)	0
Finance costs	(306,250)	(187,119)	(88,138)
Other income and expenses
Other income	939,412	629,815	60,470
Impairment of property, plant and equipment	0	(198,750)	0
Loss on disposal of property, plant and equipment	(260,569)	(16,353)	0
Loss on derecognition of financial asset	0	0	(250,000)
Other income and expenses	678,843	$ 414,712	$ (189,530)
Government grants, asset procurement	$ 869,928